BUSINESS COMBINATION (Carrying Value of Noncontrolling Interest) (Details) € in Thousands, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Total comprehensive loss attributable to noncontrolling interest		¥ (6,383)	$ (928)		¥ 1,348		¥ (6,287)
Redeemable noncontrolling interest		29,388			22,052			$ 4,274
Multi Group [Member]
Noncontrolling interest-valuation	[1]	22,595								€ 2,915
Total comprehensive loss attributable to noncontrolling interest		(3,223)	(469)	€ (413)	(543)	€ (70)
Adjustment to redemption value	[2]	10,559	$ 1,536	€ 1,313
Redeemable noncontrolling interest		¥ 29,388			¥ 22,052			$ 4,274	€ 3,745	€ 2,845

[1]	Noncontrolling interest in EUR was evaluated by third party appraiser as of the acquisition day. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.7514 RMB at the acquisition date.
[2]	Adjustment to redemption value including two portions: 1) the excess amount of redemption amount in excess of fair value as of December 31, 2018, 2) the difference between fair value and the carrying amount after ASC 810-10 attribution adjustment. The fair value as of December 31, 2018 was evaluated by third party appraiser on December 31, 2018. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.8473 RMB on December 31, 2018.